UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 11/30/2010

Item 1 – Report to Stockholders

November 30, 2010

Semi-Annual Report (Unaudited)

BlackRock Short-Term Bond Fund | of BlackRock Short-Term Bond Series, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued this year and has accelerated as the period drew to a close. Although we remain mired in a slow-growth environment, recent economic data releases have been generally positive and the global economy as a whole appears to be on firmer footing. In the United States, the corporate sector has been an important area of strength and consumer spending has held up reasonably well; however weakness in the housing and labor markets continues to be a drag on the overall economy. Deflationary pressures and deleveraging risks continue to threaten the momentum of economic growth, but the Federal Reserve Board (the “Fed”) has responded by implementing an additional program of quantitative easing (known informally as “QE2”) with the primary purpose of combating these forces.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, improving economic data and strong corporate earnings reports fueled a rebound in equity markets. Stocks continued their rally into the fourth quarter and, despite a modest correction through November, closed out the period in positive territory. Although international equities posted only modest gains for the 12-month period, returns were strong for the second half. In the United States, equities posted robust gains on both a six- and 12-month basis.

In fixed income markets, yields declined significantly over most of the past year as weak economic data, lingering credit problems and the anticipation of additional quantitative easing drove interest rates lower and bond prices higher. Near the end of the period, Treasury yields began climbing amid improved economic data and, although fixed income markets lost some ground, overall performance was strong for the year.

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 was met with a reversal at the start of the fourth quarter 2010, when Treasury yields began to rise and municipal supply flooded the market as issuers anticipated the expiration of the Build America Bonds program. Despite market weakness near the end of the annual period, tax-exempt municipal bonds delivered positive performance for both the six- and 12-month periods. Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of November 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	9.50%	9.94%

US small cap equities (Russell 2000 Index)	10.57	26.98

International equities (MSCI Europe, Australasia, Far East Index)	13.73	1.11

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.11

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	6.13	7.00

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.85	6.02

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	1.12	4.76

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	9.42	16.60

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2010	BlackRock Short-Term Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Short-Term Bond Master Portfolio (the“Portfolio”) of Short-Term Bond Master LLC, outperformed the benchmark BofA Merrill Lynch 1 – 3 Year Corporate and Government Index for the six-month period ended November 30, 2010.

What factors influenced performance?

•

The Portfolio’s overweight exposure to non-government spread sectors was among the primary drivers of performance. The combination of continued accommodative monetary policy from the Fed and improved economic fundamentals has maintained the demand for higher yielding assets. In addition, the Portfolio benefited from an out-of-index allocation to short-dated, high-quality commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (MBS) and high yield corporate bonds, all of which continue to benefit from spread tightening and improving fundamentals. Lastly, the Portfolio benefited from the tactical management of duration (interest rate sensitivity) throughout the period.

•

The Portfolio’s position in corporate financials detracted modestly from performance toward the end of November as the sector weakened on concerns regarding US mortgage foreclosure issues and fears of the European sovereign debt crisis spreading to peripheral European economies.

Describe recent portfolio activity.

•

During the six-month period, we reduced exposure to European and financial credits based on concerns related to fears of the sovereign debt crisis in Europe. We increased exposure to higher beta credits (i.e., those with higher sensitivity to market volatility), particularly in corporate industrials, high yield bonds and CMBS, as we anticipate spreads will continue to compress further in these sectors. The Portfolio continues to hold a modest exposure to US government-owned/government-related debt while favoring issuers from developed, commodity-exporting nations such as Canada and Australia.

Describe portfolio positioning at period end.

•

The Portfolio holds an underweight to government and government-related sectors in favor of a diversified allocation across non-government spread sectors. Overweight sectors include investment grade corporate credit, high yield, asset-backed securities (ABS), CMBS and non-agency residential MBS, all of which stand to benefit from an increased appetite for risk by investors, favorable supply dynamics and improving fundamentals. Within the corporate sector, the Portfolio remains biased toward higher beta industrial names within basic materials, technology and transportation. Within the government-related sectors, the Portfolio holds an underweight to US Treasuries and government-sponsored enterprise debt. The Portfolio ended the period with a slightly longer duration position versus the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administrative fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its assets in bonds of varying maturities that permit it to maintain a portfolio duration of one to three years.

[3]	This unmanaged index is comprised of investment grade corporate bonds and US Government Agency and US Treasury securities with a maturity ranging from one year to three years.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[4]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	2.26%	2.64%	5.67%	N/A	3.82%	N/A	3.74%	N/A
Investor A	1.85	2.48	5.35	2.98%	3.51	3.04%	3.46	3.23%
Investor B	1.27	2.14	4.55	0.55	2.82	2.46	2.77	2.77
Investor C	1.20	2.11	4.58	3.58	2.67	2.67	2.65	2.65
Investor C1	1.26	2.13	4.65	3.65	2.83	2.83	2.77	2.77
Class R	1.55	2.27	4.96	N/A	3.14	N/A	3.22	N/A
BofA Merrill Lynch 1 – 3 Year Corporate and Government Index	—	1.47	2.33	N/A	4.60	N/A	4.41	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Investor A Shares, effective July 12, 2010, incur a maximum initial sales charge (front-end load) of 2.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee). All performance information that is shown with sales charges reflects the current maximum initial sales charge of 2.25%.

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

•

Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Investor B Shares are only available through exchanges and dividend and capital gain reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

Investor C1 Shares are only available through dividend and capital gain reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

6	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on June 1, 2010 and held through November 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual					Hypothetical[3]

		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense

	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Ending Account Value November 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Ending Account Value November 30, 2010	Expenses Paid During the Period[2]

Institutional	$1,000.00	$1,026.40	$4.42	$1,026.40	$3.66	$1,000.00	$1,020.74	$4.41	$1,021.49	$3.65
Investor A	$1,000.00	$1,024.80	$5.99	$1,024.80	$5.18	$1,000.00	$1,019.18	$5.97	$1,019.99	$5.17
Investor B	$1,000.00	$1,021.40	$9.43	$1,021.40	$8.61	$1,000.00	$1,015.77	$9.40	$1,016.58	$8.59
Investor C	$1,000.00	$1,021.10	$9.68	$1,021.10	$8.87	$1,000.00	$1,015.52	$9.65	$1,016.33	$8.85
Investor C1	$1,000.00	$1,021.30	$9.42	$1,021.30	$8.61	$1,000.00	$1,015.77	$9.40	$1,016.58	$8.59
Class R	$1,000.00	$1,022.70	$8.06	$1,022.70	$7.30	$1,000.00	$1,017.13	$8.04	$1,017.88	$7.28

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.87% for Institutional, 1.18% for Investor A, 1.86% for Investor B, 1.91% for Investor C, 1.86% for Investor C1 and 1.59% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Portfolio, the expense table example reflects the expenses of both the Fund and the Portfolio in which it invests.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Institutional, 1.02% for Investor A, 1.70% for Investor B, 1.75% for Investor C, 1.70% for Investor C1 and 1.44% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Portfolio, the expense table example reflects the expenses of both the Fund and the Portfolio in which it invests.

[3]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	7

The Benefits and Risks of Leveraging

The Portfolio may utilize leverage to seek to enhance its yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Portfolio may utilize leverage through entering into the Term Asset-Backed Securities Loan Facility Program, reverse repurchase agreements and/or dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Portfolio on its longer-term portfolio investments. To the extent that the total assets of the Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Portfolio’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Portfolio’s NAV positively or negatively in addition to the impact on the Portfolio’s performance from leverage.

The use of leverage may enhance opportunities for increased income to the Portfolio and shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater change in the Portfolio’s NAV and dividend rate than a comparable Portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Portfolio’s net income will be less than if leverage had not been used. The Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Portfolio to incur losses. The use of leverage may limit the Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Portfolio shareholders and may reduce investment returns.

Derivative Financial Instruments

The Portfolio may invest in various derivative instruments, including financial futures contracts, swaps, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, interest rate and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Portfolio’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Portfolio to hold a security that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Statement of Assets and Liabilities	BlackRock Short-Term Bond Fund

November 30, 2010 (Unaudited)

Assets

Investments at value — Short-Term Bond Master Portfolio (the “Portfolio”) (cost — $598,037,186)	$605,963,311
Capital shares sold receivable	1,674,778
Prepaid expenses	12,610

Total assets	607,650,699

Liabilities

Capital shares redeemed payable	1,335,246
Income dividends payable	1,124,258
Contributions payable to the Portfolio	339,532
Service and distribution fees payable	204,678
Administration fees payable	124,526
Other affiliates payable	3,189
Officer’s fees payable	327
Other accrued expenses payable	81,990

Total liabilities	3,213,746

Net Assets	$604,436,953

Net Assets Consist of

Paid-in capital	$639,124,813
Undistributed net investment income	5,223,978
Accumulated net realized loss allocated from the Portfolio	(47,837,963)
Net unrealized appreciation/depreciation allocated from the Portfolio	7,926,125

Net Assets	$604,436,953

Net Asset Value

Institutional — Based on net assets of $129,167,382 and 13,005,950 shares outstanding, 100 million shares authorized, $0.01 par value	$9.93

Investor A — Based on net assets of $286,224,530 and 28,837,184 shares outstanding, 100 million shares authorized, $0.01 par value	$9.93

Investor B — Based on net assets of $21,217,290 and 2,142,260 shares outstanding, 200 million shares authorized, $0.01 par value	$9.90

Investor C — Based on net assets of $109,133,367 and 11,016,256 shares outstanding, 100 million shares authorized, $0.01 par value	$9.91

Investor C1 — Based on net assets of $51,355,152 and 5,186,465 shares outstanding, 100 million shares authorized, $0.01 par value	$9.90

Class R — Based on net assets of $7,339,232 and 740,788 shares outstanding, 200 million shares authorized, $0.01 par value	$9.91

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	9

Statement of Operations	BlackRock Short-Term Bond Fund

Six Months Ended November 30, 2010 (Unaudited)

Investment Income

Net investment income allocated from the Portfolio:
Interest	$12,800,999
Income — affiliated	48,074
Expenses	(1,371,250)

Total income	11,477,823

Expenses

Administration	797,616
Service — Investor A	399,162
Service and distribution — Investor B	99,716
Service and distribution — Investor C	522,181
Service and distribution — Investor C1	241,569
Service and distribution — Class R	17,505
Transfer agent — Institutional	97,402
Transfer agent — Investor A	317,921
Transfer agent — Investor B	25,611
Transfer agent — Investor C	96,558
Transfer agent — Investor C1	62,887
Transfer agent — Class R	12,863
Printing	70,856
Registration	45,361
Professional	19,107
Officer	389
Miscellaneous	10,735

Total expenses	2,837,439

Net investment income	8,640,384

Realized and Unrealized Gain Allocated from the Portfolio

Net realized gain from investments, financial futures contracts, swaps, options written and foreign currency transactions	2,693,400
Net change in unrealized appreciation/depreciation on investments, financial futures contracts, TALF loans, swaps, options written and foreign currency transactions	4,073,326

Total realized and unrealized gain	6,766,726

Net Increase in Net Assets Resulting from Operations	$15,407,110

See Notes to Financial Statements.

10	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock Short-Term Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$8,640,384	$18,394,608
Net realized gain (loss)	2,693,400	(4,712,717)
Net change in unrealized appreciation/depreciation	4,073,326	44,225,312

Net increase in net assets resulting from operations	15,407,110	57,907,203

Dividends to Shareholders From

Net investment income:
Institutional	(2,090,218)	(4,356,361)
Investor A	(4,589,802)	(9,563,444)
Investor B	(243,433)	(629,289)
Investor C	(1,119,412)	(1,903,149)
Investor C1	(588,687)	(1,497,821)
Class R	(86,415)	(174,010)

Decrease in net assets resulting from dividends to shareholders	(8,717,967)	(18,124,074)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(44,642,894)	70,715,469

Net Assets

Total increase (decrease) in net assets	(37,953,751)	110,498,598
Beginning of period	642,390,704	531,892,106

End of period	$604,436,953	$642,390,704

Undistributed net investment income	$5,223,978	$5,301,561

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	11

Financial Highlights	BlackRock Short-Term Bond Fund

	Institutional

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended June 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.83	$9.17	$9.82	$9.97	$9.94	$10.10	$10.16

Net investment income[1]	0.16	0.34	0.38	0.40	0.42	0.36	0.30
Net realized and unrealized gain (loss)	0.10	0.66	(0.66)	(0.17)	0.03	(0.15)	(0.06)

Net increase (decrease) from investment operations	0.26	1.00	(0.28)	0.23	0.45	0.21	0.24

Dividends from net investment income	(0.16)	(0.34)	(0.37)	(0.38)	(0.42)	(0.37)	(0.30)

Net asset value, end of period	$9.93	$9.83	$9.17	$9.82	$9.97	$9.94	$10.10

Total Investment Return[2]

Based on net asset value	2.64%[3]	11.01%	(2.77)%	2.36%[3]	4.59%	2.11%	2.39%

Ratios to Average Net Assets[4]

Total expenses	0.87%[5]	0.93%	0.76%	0.72%[5]	0.72%	0.67%	0.69%

Net investment income	3.15%[5]	3.55%	4.10%	4.40%[5]	4.16%	3.61%	2.93%

Supplemental Data

Net assets, end of period (000)	$129,167	$132,795	$116,432	$184,616	$200,542	$203,377	$208,777

Portfolio turnover	70%[6]	130%[7]	143%[8]	230%[9]	108%	80%	75%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[9]	Includes to-be-announced (“TBA”) transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

12	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Short-Term Bond Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended June 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.83	$9.16	$9.82	$9.96	$9.94	$10.10	$10.16

Net investment income[1]	0.14	0.31	0.35	0.38	0.39	0.34	0.27
Net realized and unrealized gain (loss)	0.10	0.67	(0.67)	(0.17)	0.02	(0.16)	(0.05)

Net increase (decrease) from investment operations	0.24	0.98	(0.32)	0.21	0.41	0.18	0.22

Dividends from net investment income	(0.14)	(0.31)	(0.34)	(0.35)	(0.39)	(0.34)	(0.28)

Net asset value, end of period	$9.93	$9.83	$9.16	$9.82	$9.96	$9.94	$10.10

Total Investment Return[2]

Based on net asset value	2.48%[3]	10.81%	(3.17)%	2.16%[3]	4.20%	1.84%	2.14%

Ratios to Average Net Assets[4]

Total expenses	1.18%[5]	1.23%	1.07%	1.04%[5]	1.00%	0.91%	0.93%

Net investment income	2.85%[5]	3.25%	3.83%	4.09%[5]	3.88%	3.37%	2.69%

Supplemental Data

Net assets, end of period (000)	$286,225	$329,436	$260,594	$320,418	$286,396	$267,411	$235,886

Portfolio turnover	70%[6]	130%[7]	143%[8]	230%[9]	108%	80%	75%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	13

Financial Highlights (continued)	BlackRock Short-Term Bond Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended June 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.80	$9.14	$9.79	$9.94	$9.91	$10.08	$10.14

Net investment income[1]	0.11	0.25	0.29	0.31	0.32	0.27	0.20
Net realized and unrealized gain (loss)	0.10	0.65	(0.66)	(0.17)	0.02	(0.16)	(0.05)

Net increase (decrease) from investment operations	0.21	0.90	(0.37)	0.14	0.34	0.11	0.15

Dividends from net investment income	(0.11)	(0.24)	(0.28)	(0.29)	(0.31)	(0.28)	(0.21)

Net asset value, end of period	$9.90	$9.80	$9.14	$9.79	$9.94	$9.91	$10.08

Total Investment Return[2]

Based on net asset value	2.14%[3]	9.96%	(3.75)%	1.43%[3]	3.61%	1.07%	1.46%

Ratios to Average Net Assets[4]

Total expenses	1.86%[5]	1.91%	1.76%	1.70%[5]	1.67%	1.59%	1.61%

Net investment income	2.17%[5]	2.58%	3.13%	3.40%[5]	3.21%	2.67%	2.00%

Supplemental Data

Net assets, end of period (000)	$21,217	$22,676	$25,694	$33,301	$42,358	$60,519	$97,090

Portfolio turnover	70%[6]	130%[7]	143%[8]	230%[9]	108%	80%	75%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

14	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Short-Term Bond Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008	Period October 2, 2006[1] to June 30, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.81	$9.14	$9.80	$9.94	$10.01

Net investment income[2]	0.11	0.24	0.28	0.29	0.19
Net realized and unrealized gain (loss)	0.10	0.67	(0.67)	(0.17)	(0.03)

Net increase (decrease) from investment operations	0.21	0.91	(0.39)	0.12	0.16

Dividends from net investment income	(0.11)	(0.24)	(0.27)	(0.26)	(0.23)

Net asset value, end of period	$9.91	$9.81	$9.14	$9.80	$9.94

Total Investment Return[3]

Based on net asset value	2.11%[4]	9.98%	(3.98)%	1.21%[4]	1.57%[4]

Ratios to Average Net Assets[5]

Total expenses	1.91%[6]	2.00%	1.88%	2.04%[6]	2.09%[6]

Net investment income	2.12%[6]	2.48%	3.06%	3.14%[6]	2.81%[6]

Supplemental Data

Net assets, end of period (000)	$109,133	$95,908	$61,697	$47,140	$23,886

Portfolio turnover	70%[7]	130%[8]	143%[9]	230%[10]	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[10]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	15

Financial Highlights (continued)	BlackRock Short-Term Bond Fund

	Investor C1

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended June 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.80	$9.14	$9.79	$9.94	$9.91	$10.07	$10.13

Net investment income[1]	0.11	0.25	0.29	0.31	0.32	0.27	0.20
Net realized and unrealized gain (loss)	0.10	0.65	(0.66)	(0.17)	0.04	(0.15)	(0.05)

Net increase (decrease) from investment operations	0.21	0.90	(0.37)	0.14	0.36	0.12	0.15

Dividends from net investment income	(0.11)	(0.24)	(0.28)	(0.29)	(0.33)	(0.28)	(0.21)

Net asset value, end of period	$9.90	$9.80	$9.14	$9.79	$9.94	$9.91	$10.07

Total Investment Return[2]

Based on net asset value	2.13%[3]	9.96%	(3.73)%	1.46%[3]	3.62%	1.17%	1.46%

Ratios to Average Net Assets[4]

Total expenses	1.86%[5]	1.91%	1.73%	1.68%[5]	1.66%	1.59%	1.60%

Net investment income	2.17%[5]	2.58%	3.14%	3.43%[5]	3.24%	2.68%	2.01%

Supplemental Data

Net assets, end of period (000)	$51,355	$55,254	$61,323	$89,055	$111,844	$142,083	$179,290

Portfolio turnover	70%[6]	130%[7]	143%[8]	230%[9]	108%	80%	75%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

16	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Financial Highlights (concluded)	BlackRock Short-Term Bond Fund

	Class R

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended June 30,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.81	$9.14	$9.80	$9.94	$9.92	$10.08	$10.14

Net investment income[1]	0.12	0.28	0.31	0.34	0.36	0.32	0.18
Net realized and unrealized gain (loss)	0.10	0.66	(0.67)	(0.16)	0.02	(0.16)	0.01

Net increase (decrease) from investment operations	0.22	0.94	(0.36)	0.18	0.38	0.16	0.19

Dividends from net investment income	(0.12)	(0.27)	(0.30)	(0.32)	(0.36)	(0.32)	(0.25)

Net asset value, end of period	$9.91	$9.81	$9.14	$9.80	$9.94	$9.92	$10.08

Total Investment Return[2]

Based on net asset value	2.27%[3]	10.40%	(3.61)%	1.80%[3]	3.91%	1.58%	1.88%

Ratios to Average Net Assets[4]

Total expenses	1.59%[5]	1.61%	1.50%	1.41%[5]	1.30%	1.17%	1.19%

Net investment income	2.44%[5]	2.88%	3.40%	3.70%[5]	3.59%	3.15%	2.46%

Supplemental Data

Net assets, end of period (000)	$7,339	$6,322	$6,152	$7,861	$8,882	$4,350	$4,477

Portfolio turnover	70%[6]	130%[7]	143%[8]	230%[9]	108%	80%	75%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	17

Notes to Financial Statements (Unaudited)	BlackRock Short-Term Bond Fund

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Bond Fund (the “Fund”), a series of BlackRock Short-Term Bond Series, Inc. (the “Bond Fund”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Bond Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Short-Term Bond Master Portfolio (the “Portfolio”) of Short-Term Bond Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The percentage of the Portfolio owned by the Fund at November 30, 2010 was 100%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately ten years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Investor C1 Shares are only available through dividend and capital gain reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted on a trade basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the two years ended May 31, 2010, the period July 1, 2007 to May 31, 2008 and the year ended June 30, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

18	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (continued)	BlackRock Short-Term Bond Fund

The Bond Fund, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund, as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.65%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.65%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C, Investor C1 and Class R shareholders.

For the six months ended November 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $16,984.

For the six months ended November 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B, Investor C and Investor C1 Shares:

Investor B	$4,034
Investor C	$12,779
Investor C1	$167

Furthermore, affiliates received contingent deferred sale charges of $800 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account which will vary depending on share class. Prior to July 1, 2010, PNCGIS was an affiliate and transfer agency fees earned for the period from June 1, 2010 to June 30, 2010, which are included as a component of transfer agent — class specific in the Statement of Operations were $1,817.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$641
Investor A	$1,797
Investor B	$244
Investor C	$938
Investor C1	$443
Class R	$34

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of May 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires May 31,

2011	$971,617
2012	1,630,307
2013	6,250,370
2014	2,851,962
2015	4,506,787
2016	3,529,920
2017	1,475,016
2018	27,267,184

Total	$48,483,163

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	19

Notes to Financial Statements (concluded)	BlackRock Short-Term Bond Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2010		Year Ended May 31, 2010

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,341,005	$13,291,261	3,918,497	$37,960,333
Shares issued to shareholders in reinvestment of dividends	184,434	1,830,314	402,078	3,884,298

Total issued	1,525,439	15,121,575	4,320,575	41,844,631
Shares redeemed	(2,026,903)	(20,083,958)	(3,516,972)	(33,950,512)

Net increase (decrease)	(501,464)	$(4,962,383)	803,603	$7,894,119

Investor A

Shares sold and automatic conversion of shares	8,462,367	$83,924,780	11,912,864	$114,774,029
Shares issued to shareholders in reinvestment of dividends	431,969	4,283,077	925,545	8,943,677

Total issued	8,894,336	88,207,857	12,838,409	123,717,706
Shares redeemed	(13,585,068)	(134,899,990)	(7,758,631)	(74,798,659)

Net increase (decrease)	(4,690,732)	$(46,692,133)	5,079,778	$48,919,047

Investor B

Shares sold	96,325	$950,817	251,696	$2,413,687
Shares issued to shareholders in reinvestment of dividends	17,669	174,823	47,081	453,091

Total issued	113,994	1,125,640	298,777	2,866,778
Shares redeemed and automatic conversion of shares	(284,592)	(2,812,075)	(797,051)	(7,655,607)

Net decrease	(170,598)	$(1,686,435)	(498,274)	$(4,788,829)

Investor C

Shares sold	2,614,115	$25,828,583	5,636,349	$54,357,457
Shares issued to shareholders in reinvestment of dividends	91,593	906,690	162,332	1,565,775

Total issued	2,705,708	26,735,273	5,798,681	55,923,232
Shares redeemed	(1,469,396)	(14,537,691)	(2,767,224)	(26,673,958)

Net increase	1,236,312	$12,197,582	3,031,457	$29,249,274

Investor C1

Shares sold	31,183	$308,215	96,099	$925,350
Shares issued to shareholders in reinvestment of dividends	45,639	451,554	118,987	1,144,490

Total issued	76,822	759,769	215,086	2,069,840
Shares redeemed	(527,361)	(5,211,053)	(1,288,988)	(12,359,374)

Net decrease	(450,539)	$(4,451,284)	(1,073,902)	$(10,289,534)

Class R

Shares sold	355,060	$3,512,102	285,827	$2,749,722
Shares issued to shareholders in reinvestment of dividends	8,720	86,343	18,036	173,686

Total issued	363,780	3,598,445	303,863	2,923,408
Shares redeemed	(267,532)	(2,646,686)	(332,123)	(3,192,016)

Net increase (decrease)	96,248	$951,759	(28,260)	$(268,608)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Portfolio Information	Short-Term Bond Master Portfolio

As of November 30, 2010

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	46%
Non-Agency Mortgage-Backed Securities	22
Asset-Backed Securities	17
U.S. Government Sponsored Agency Securities	8
U.S. Treasury Obligations	4
Taxable Municipal Bonds	2
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	49%
AA/Aa	11
A	15
BBB/Baa	17
BB/Ba	5
B	2
CCC/Caa	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	21

Schedule of Investments November 30, 2010 (Unaudited)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.98%, 7/01/15	USD	5,332	$5,590,204
Advanta Business Card Master Trust, Series 2007-A5, Class A5, 0.75%, 8/20/13 (a)		309	309,122
AmeriCredit Automobile Receivables Trust (a):
Series 2007-AX, Class A4, 0.31%, 10/06/13		2,380	2,373,471
Series 2008-2, Class A2, 4.27%, 8/06/12		550	552,836
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)		2,454	2,445,072
Arran Funding Ltd., Series 2005-B, Class A3, 0.82%, 12/15/12 (a)	GBP	4,000	6,219,306
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (b)	USD	4,060	4,094,341
Bear Stearns Asset-Backed Securities Trust (a):
Series 2006-3, Class A1, 0.40%, 8/25/36		160	158,961
Series 2007-HE3, Class 1A1, 0.37%, 4/25/37		1,066	1,025,211
Capital One Auto Finance Trust, Class A4 (a):
Series 2006-C, 0.28%, 5/15/13		3,146	3,127,740
Series 2007-A, 0.27%, 11/15/13		522	517,820
Series 2007-B, 0.28%, 4/15/14		2,445	2,431,631
CarMax Auto Owner Trust, Series 2008-2, Class A3B, 1.65%, 10/15/12 (a)		1,282	1,287,492
Chester Asset Receivables Dealings, Series 2006-A1, Class A, 0.81%, 5/15/13 (a)	GBP	2,050	3,177,761
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	USD	2,004	2,034,960
Citibank Omni Master Trust (b):
Series 2009-A8, Class A8, 2.36%, 5/16/16 (a)		3,155	3,198,658
Series 2009-A12, Class A12, 3.35%, 8/15/16		1,345	1,377,901
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,204	1,164,609
Series 2006-22, Class 2A1, 0.30%, 5/25/47 (a)		70	69,422
Series 2007-12, Class 2A1, 0.60%, 8/25/47 (a)		158	147,686
DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		5,849	5,996,881
Ford Credit Auto Owner Trust:
Series 2006-B, Class D, 7.12%, 2/15/13 (b)		2,090	2,122,175
Series 2009-A, Class A3B, 2.75%, 5/15/13 (a)		5,504	5,568,889
Series 2009-D, Class A2, 1.21%, 1/15/12		448	447,774
Series 2009-D, Class A4, 2.98%, 8/15/14		2,900	3,010,409

Asset-Backed Securities		Par (000)	Value

Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.50%, 6/15/13 (a)	USD	4,300	$4,285,148
GCO Slims Trust, Series 2006-1A, Class Note, 5.72%, 3/01/22 (b)		2,768	2,214,154
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22 (b)		1,240	1,245,517
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	3,401	4,459,441
MBNA Credit Card Master Note Trust, Series 2004-A9, Class A9, 0.68%, 2/20/14 (a)		1,555	1,994,176
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A, 0.50%, 6/17/13 (a)(b)	USD	2,340	2,333,474
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		3,875	3,929,268
Ocwen Advance Receivables Backed Notes, Series 2010-1A, Class Note, 3.59%, 9/15/23 (b)		2,100	2,131,500
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ3, Class A6, 3.40%, 3/25/33 (c)		5,764	5,440,336
Series 2007-RS2, Class A1, 0.37%, 5/25/37 (a)		923	891,666
Series 2007-RZ1, Class A1, 0.32%, 2/25/37 (a)		51	50,985
Residential Asset Securities Corp., Series 2005-KS12, Class A2, 0.50%, 1/25/36 (a)		1,772	1,693,915
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19 (a)		2,050	1,954,020
SLM Student Loan Trust (a):
Series 2002-1, Class A2, 0.40%, 4/25/17		959	957,156
Series 2008-5, Class A3, 1.59%, 1/25/18		9,400	9,660,895
Series 2010-C, Class A1, 1.90%, 12/15/17 (b)		2,531	2,531,553
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		3,605	3,611,524
Series 2010-A-A2, 1.37%, 8/15/13 (b)		4,365	4,376,398
Soundview Home Equity Loan Trust (a):
Series 2003-2, Class A2, 0.90%, 11/25/33		3,947	3,644,011
Series 2007-OPT3, Class 2A1, 0.31%, 8/25/37		322	320,265
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.34%, 4/25/37 (a)		1,453	1,414,481

Total Asset-Backed Securities — 19.4%			117,590,215

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
USD	US Dollar

See Notes to Financial Statements.

22	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc., 6.40%, 12/15/11 (b)	USD	3,270	$3,415,525

Airlines — 2.0%
Air Canada, 9.25%, 8/01/15 (b)		540	564,300
American Airlines, Inc., 10.50%, 10/15/12		1,805	1,971,962
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		1,530	1,573,988
Series 2000-1-B, 8.39%, 5/01/22		641	657,028
Delta Air Lines, Inc.:
Series 02G1, 6.72%, 7/02/24		1,682	1,723,627
Series 02G2, 6.42%, 1/02/14		2,750	2,873,750
United Air Lines, Inc.:
12.75%, 7/15/12		2,077	2,330,943
Series 2007-1-A, 6.64%, 1/02/24		541	556,176

			12,251,774

Automobiles — 0.6%
Volkswagen International Finance NV, 1.63%, 8/12/13 (b)(d)		3,385	3,400,290

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13		3,745	3,846,358

Capital Markets — 4.8%
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,630	1,688,667
Credit Suisse:
5.50%, 5/01/14		1,825	2,023,206
3.50%, 3/23/15		1,600	1,664,966
(USA), 6.13%, 11/15/11		525	551,893
FIH Erhvervsbank A/S (b):
2.45%, 8/17/12		1,030	1,059,062
1.75%, 12/06/12		3,855	3,915,925
The Goldman Sachs Group, Inc., 6.00%, 5/01/14		2,760	3,064,340
Goldman Sachs Group LP, 5.00%, 10/01/14		1,922	2,072,014
Macquarie Bank Ltd., 4.10%, 12/17/13 (b)(d)		7,595	8,228,264
Morgan Stanley:
6.00%, 4/28/15		1,600	1,742,002
4.00%, 7/24/15		2,745	2,785,944

			28,796,283

Chemicals — 0.5%
Airgas, Inc., 2.85%, 10/01/13		2,985	3,044,360

Commercial Banks — 6.9%
City National Corp., 5.13%, 2/15/13		1,355	1,423,457
DEPFA ACS Bank, 5.50%, 6/28/11 (b)		1,700	1,731,115
Dexia Credit Local SA (b)(d):
2.38%, 9/23/11		4,085	4,128,093
2.00%, 3/05/13		8,395	8,468,758
Eksportfinans ASA, 5.00%, 2/14/12 (d)		5,350	5,623,011
North Fork Bancorp., Inc., 5.88%, 8/15/12		2,031	2,144,712
Regions Financial Corp.:
6.38%, 5/15/12		1,630	1,581,100
4.88%, 4/26/13		4,410	4,123,350
Royal Bank of Scotland Group Plc, 0.69%, 4/08/11 (a)(b)		8,300	8,305,353
Standard Chartered Plc, 3.85%, 4/27/15 (b)		3,140	3,257,979
Svenska Handelsbanken AB (b):
2.88%, 9/14/12		250	257,080
4.88%, 6/10/14		985	1,068,085

			42,112,093

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies — 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)	USD	1,050	$1,042,125

Consumer Finance — 0.8%
American Express Bank FSB, 5.50%, 4/16/13		875	945,345
Capital One Financial Corp., 6.25%, 11/15/13		970	1,073,140
MBNA America European Structured Offerings No. 7, 5.45%, 4/19/11	EUR	2,080	2,731,823

			4,750,308

Containers & Packaging — 0.3%
Temple-Inland, Inc.:
7.88%, 5/01/12	USD	845	906,694
6.63%, 1/15/16		730	779,147

			1,685,841

Diversified Financial Services — 5.8%
Ally Financial Inc., 8.30%, 2/12/15		1,125	1,184,062
Bank of America Corp., 4.50%, 4/01/15		3,143	3,222,713
Chester Asset Receivables Dealings No. 12 Plc, Series A, 6.00%, 3/15/13	GBP	4,850	7,578,817
FCE Bank Plc:
7.88%, 2/15/11		2,400	3,714,419
7.13%, 1/16/12	EUR	2,900	3,839,614
General Electric Capital Corp., 0.42%, 11/01/12 (a)(d)	USD	6,350	6,301,372
JPMorgan Chase & Co., 4.75%, 5/01/13		4,225	4,537,794
LeasePlan Corp. NV, 3.00%, 5/07/12 (b)(d)		2,725	2,808,314
Novus USA Trust, 11/18/11 (b)		1,730	1,730,000

			34,917,105

Diversified Telecommunication Services — 1.3%
Qwest Corp.:
8.88%, 3/15/12		3,515	3,822,562
3.54%, 6/15/13 (a)		250	261,250
TELUS Corp., 8.00%, 6/01/11		352	363,564
Telefonica Emisiones SAU, 5.98%, 6/20/11		3,563	3,661,421

			8,108,797

Electric Utilities — 0.7%
FPL Group Capital, Inc., 5.63%, 9/01/11		1,040	1,077,467
Florida Power Corp., 6.65%, 7/15/11		1,325	1,373,320
Great Plains Energy, Inc., 2.75%, 8/15/13		1,480	1,501,081

			3,951,868

Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.:
4.45%, 9/14/12		2,983	3,127,923
5.50%, 9/14/15		705	784,910

			3,912,833

Food Products — 0.5%
Wm. Wrigley Jr. Co., 2.45%, 6/28/12 (b)		3,000	3,025,035

Health Care Equipment & Supplies — 0.7%
CareFusion Corp., 4.13%, 8/01/12		3,925	4,101,668

Health Care Providers & Services — 0.3%
HCA, Inc., 9.13%, 11/15/14		1,884	1,964,070

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	23

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure — 0.5%
MGM Mirage, 13.00%, 11/15/13	USD	2,795	$3,284,125

Household Durables — 1.1%
Newell Rubbermaid, Inc., 5.50%, 4/15/13		3,125	3,381,650
Toll Brothers Finance Corp., 4.95%, 3/15/14		3,000	3,068,055

			6,449,705

Insurance — 4.7%
Allstate Corp., 6.20%, 5/16/14		1,700	1,958,872
Allstate Financial Global Funding, 6.50%, 6/14/11 (b)		595	611,931
American International Group, 3.65%		3,530	3,528,906
Lincoln National Corp., 4.30%, 6/15/15		3,120	3,278,618
MetLife, Inc., 2.38%, 2/06/14		3,320	3,357,257
Metropolitan Life Global Funding I (b):
2.19%, 6/10/11 (a)(d)		3,600	3,636,432
2.88%, 9/17/12		1,050	1,079,098
5.13%, 4/10/13		3,715	4,023,089
PRICOA Global Funding I, 5.63%, 5/24/11 (b)(e)		3,370	3,446,802
Prudential Financial, Inc., 2.75%, 1/14/13		1,925	1,965,261
XL Capital (Europe) Plc, 6.50%, 1/15/12		1,400	1,450,733

			28,336,999

Life Sciences Tools & Services — 0.6%
Life Technologies Corp., 3.38%, 3/01/13		3,640	3,736,300

Machinery — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		2,045	2,502,366

Media — 2.1%
CCH II LLC, 13.50%, 11/30/16		3,425	4,028,656
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		323	342,380
Series B, 9.25%, 12/15/17		1,294	1,381,345
DIRECTV Holdings LLC, 3.13%, 2/15/16		3,365	3,382,919
NBC Universal, Inc., 2.10%, 4/01/14 (b)		3,580	3,607,899

			12,743,199

Metals & Mining — 1.9%
Anglo American Capital Plc, 2.15%, 9/27/13 (b)		2,530	2,562,343
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/01/15		3,185	3,372,119
8.38%, 4/01/17		431	481,427
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14		2,910	3,561,369
Teck Resources Ltd., 10.75%, 5/15/19		1,175	1,527,500

			11,504,758

Multi-Utilities — 1.9%
CenterPoint Energy, Inc., 6.85%, 6/01/15		1,605	1,847,483
CenterPoint Energy Transition Bond Co. LLC, Series A-2, 4.97%, 8/01/14		3,573	3,683,633
Cincinnati Gas & Electric Co., 5.70%, 9/15/12		3,010	3,255,971
Energy East Corp., 6.75%, 6/15/12		2,650	2,847,025

			11,634,112

Multiline Retail — 0.6%
Dollar General Corp., 10.63%, 7/15/15		3,210	3,514,950

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16	USD	1,570	$1,675,295
Arch Coal, Inc., 7.25%, 10/01/20		822	900,090
BP Capital Markets Plc:
3.13%, 3/10/12		775	792,624
5.25%, 11/07/13		3,934	4,276,864
Chesapeake Energy Corp., 7.63%, 7/15/13		1,940	2,100,050
Enterprise Products Operating LLC, Series B, 6.38%, 2/01/13		1,700	1,862,523
MidAmerican Funding LLC, 6.75%, 3/01/11		1,315	1,335,504
Petrobras International Finance Co., 7.75%, 9/15/14		1,100	1,291,816
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (b)		2,310	2,497,232
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		2,165	2,294,950

			19,026,948

Paper & Forest Products — 0.7%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		1,315	1,392,440
5.63%, 4/20/15		1,160	1,260,584
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,685	1,861,925

			4,514,949

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., 6.13%, 11/01/12		282	305,680
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,462,025
ProLogis, 6.25%, 3/15/17		810	857,139

			2,624,844

Road & Rail — 2.0%
Asciano Finance Ltd., 3.13%, 9/23/15 (b)		3,620	3,581,950
Burlington Northern Santa Fe Corp.:
6.75%, 7/15/11		1,425	1,480,914
7.00%, 2/01/14		840	977,480
CSX Corp.:
5.50%, 8/01/13		1,108	1,223,964
6.25%, 4/01/15		2,500	2,905,598
Union Pacific Corp., 6.13%, 1/15/12		1,960	2,073,229

			12,243,135

Semiconductors & Semiconductor Equipment — 1.2%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		2,280	2,342,745
National Semiconductor Corp.:
6.15%, 6/15/12		3,530	3,774,622
3.95%, 4/15/15		1,060	1,102,661

			7,220,028

Thrifts & Mortgage Finance — 0.3%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)(d)		1,780	1,877,067

Tobacco — 0.6%
Altria Group, Inc., 7.75%, 2/06/14		1,525	1,782,611
BAT International Finance Plc, 8.13%, 11/15/13 (b)		1,474	1,742,862

			3,525,473

See Notes to Financial Statements.

24	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services — 4.0%
America Movil SAB de CV, 5.50%, 3/01/14	USD	1,908	$2,107,020
CellCo Partnership:
3.75%, 5/20/11		7,575	7,686,352
5.25%, 2/01/12		5,665	5,961,750
Crown Castle Towers LLC, 4.52%, 1/15/15 (b)		2,860	3,009,947
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		3,235	3,230,956
Rogers Cable, Inc., 6.25%, 6/15/13		1,000	1,117,557
SBA Tower Trust, 4.25%, 4/15/40 (b)		1,115	1,176,591

			24,290,173

Total Corporate Bonds — 53.4%			323,355,464

Foreign Agency Obligations

Province of Ontario Canada:
0.73%, 5/22/12 (a)		3,270	3,278,829
4.10%, 6/16/14		3,635	3,972,037

Total Foreign Agency Obligations — 1.2%			7,250,866

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 14.8%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)		1,866	1,940,690
Arkle Master Issuer Plc:
Series 2006-1X, Class 4A1, 0.46%, 2/17/52		1,480	1,473,655
Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)		3,705	3,676,101
Arran Residential Mortgages Funding Plc (a):
Series 2006-2A, Class A2B, 0.34%, 9/20/56 (b)		2,682	2,666,785
Series 2007-3X, Class A2A, 0.79%, 9/16/56	GBP	1,476	2,264,156
Series 2010-1A, Class A1C, 1.58%, 5/16/47 (b)	USD	3,860	3,861,930
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 3.52%, 2/25/34 (a)		676	607,675
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.33%, 11/25/33 (a)		1,126	1,095,042
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 15.05%, 12/25/35 (a)(b)(f)		50	50,334
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 2A1, 2.99%, 12/20/35 (a)		2,734	2,060,993
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.58%, 10/18/54 (a)(b)		694	692,795
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.26%, 1/25/35 (a)		5,709	5,240,095
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1, 0.36%, 11/20/56 (a)(b)		3,355	3,297,549
Holmes Master Issuer Plc (a):
Series 2007-2A, Class 3A1, 0.37%, 7/15/21		6,360	6,307,600
Series 2007-2X, Class 3A2, 0.93%, 7/15/21	EUR	2,630	3,386,022
Series 2007-2X, Class 3A3, 0.82%, 7/15/21	GBP	1,445	2,229,530

Non-Agency Mortgage-Backed Securities		Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.49%, 7/25/35 (a)	USD	4,933		$3,826,971
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.49%, 1/26/37 (a)(b)		1,775		1,704,378
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 11.68%, 11/25/34 (a)(b)		93		16,708
Permanent Financing Plc, Series 9A, Class 3A, 0.64%, 6/10/33 (a)(b)		4,400		4,390,465
Permanent Master Issuer Plc, Series 2008-2, Class 1A, 1.58%, 4/15/14 (a)	GBP	1,240		1,914,858
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.55%, 5/25/35 (a)	USD	1,684		1,229,339
Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A, 6.00%, 12/25/11		—	(g)	2
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)		3,110		3,110,000
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		4		3,677
SunTrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.63%, 4/25/37 (a)		4,343		3,714,520
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.96%, 6/12/40 (a)	EUR	2,559		3,217,215
Thornburg Mortgage Securities Trust (a):
Series 2006-4, Class A1, 0.38%, 7/25/36	USD	391		383,777
Series 2006-4, Class A2B, 0.37%, 7/25/36		1,287		1,274,226
Series 2006-5, Class A1, 0.37%, 10/25/46		5,624		5,547,610
Series 2006-6, Class A1, 0.36%, 11/25/46		6,926		6,821,825
Series 2007-1, Class A2B, 0.35%, 3/25/37		7,306		7,115,854
Series 2007-1, Class A3A, 0.35%, 3/25/37		2,264		2,205,152
Series 2007-2, Class A2A, 0.38%, 6/25/37		2,293		2,224,012
Walsh Acceptance, Series 1997-2, Class A, 2.25%, 3/01/27 (a)		28		3,384
WaMu Mortgage Pass-Through Certificates, Series 2000-1, Class B1, 0.65%, 1/25/40 (a)(b)		4		1,253

				89,556,178

Commercial Mortgage-Backed Securities — 10.4%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class A2, 5.79%, 5/11/35		2,365		2,404,274
CS First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 2/15/34		458		458,024
Series 2002-CKS4, Class A1, 4.49%, 11/15/36		321		321,250
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.56%, 1/15/46 (a)		1,800		1,908,877
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		3,440		3,537,186
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (b)		5,825		5,809,963
GE Capital Commercial Mortgage Corp., Class A2:
Series 2001-1, 6.53%, 5/15/33		6,358		6,391,263
Series 2001-3, 6.07%, 6/10/38		4,655		4,792,096
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34		4,804		4,859,348
GS Mortgage Securities Corp. II, Class A2:
Series 2001-GL3A, 6.45%, 8/05/18 (a)(b)		4,890		5,037,298
Series 2004-C1, 4.32%, 10/10/28		101		100,914

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	25

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 3/15/33	USD	1,601	$1,599,279
LB-UBS Commercial Mortgage Trust (a):
Series 2004-C4, Class A2, 4.57%, 6/15/29		1,235	1,240,966
Series 2007-C6, Class A4, 5.86%, 7/15/40		3,255	3,411,306
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34 (f)		836	840,773
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1, 5.65%, 8/15/39 (a)		3,318	3,386,882
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34		14,500	15,202,854
Series 2007-C33, Class A4, 6.10%, 2/15/51 (a)		1,945	2,034,913

			63,337,466

Total Non-Agency Mortgage-Backed Securities — 25.2%			152,893,644

Taxable Municipal Bonds

State of California, GO:
5.10%, 8/01/14		705	744,706
3.95%, 11/01/15 (h)		610	618,595
Taxable, Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (a)		4,120	4,387,429
State of California, RB, RAN, Series A-2, 3.00%, 6/28/11		2,715	2,734,955
State of Illinois, GO:
2.77%, 1/01/12		4,220	4,258,149
4.07%, 1/01/14		970	1,003,281

Total Taxable Municipal Bonds — 2.3%			13,747,115

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Fannie Mae, 5.25%, 8/01/12 (d)		5,960	6,393,202

Collateralized Mortgage Obligations — 1.6%
Fannie Mae Mortgage-Backed Securities:
Series 2006-25, Class TA, 6.00%, 11/25/29		532	535,313
Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)		2,001	2,097,158
Series 2901, Class KA, 5.00%, 9/15/32		2,438	2,537,661
Freddie Mac Mortgage-Backed Securities, Series 2724, Class PD, 5.00%, 4/15/21		4,441	4,582,407

			9,752,539

Federal Deposit Insurance Corporation Guaranteed — 2.1%
Citigroup Funding, Inc. (d):
1.38%, 5/05/11		4,725	4,747,089
2.25%, 12/10/12		2,440	2,518,024
General Electric Capital Corp., 2.63%, 12/28/12		800	833,277
Morgan Stanley, 2.25%, 3/13/12 (d)		4,470	4,570,320

			12,668,710

U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.3%
Ginnie Mae Mortgage-Backed Securities, Series 2008-7, Class SA, 3.14%, 2/20/38 (a)	USD	12,807	$1,598,718

Mortgage-Backed Securities — 4.0%
Fannie Mae Mortgage-Backed Securities:
2.58%, 8/01/35 (a)		1,983	2,054,163
4.00%, 12/15/40 (i)		1,400	1,421,657
5.00%, 12/01/21 (d)		8,304	8,920,661
5.50%, 11/01/17 – 12/01/18 (d)		10,107	10,994,833
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/01/17		734	795,557

			24,186,871

Total U.S. Government Sponsored Agency Securities — 9.0%			54,600,040

U.S. Treasury Obligations

U.S. Treasury Notes:
0.50%, 11/15/13 (d)		18,870	18,757,950
1.25%, 10/31/15 (d)		10,385	10,294,131
1.38%, 11/30/15		2,500	2,489,453

Total U.S. Treasury Obligations — 5.2%			31,541,534

Total Long-Term Investments (Cost — $693,923,539) — 115.7%			700,978,878

Short-Term Securities

Time Deposit
United States — 0.3%
Brown Brothers Harriman & Co., 0.12%, 12/01/10		2,011	2,011,257

Total Short-Term Securities (Cost — $2,011,257) — 0.3%			2,011,257

Options Purchased		Contracts

Exchange-Traded Call Options Purchased — 0.1%
10-Year U.S. Treasury Bond Future, Strike Price USD 125.50, Expires 2/18/11		300	337,500

Total Options Purchased (Cost — $352,313) — 0.1%			337,500

Total Investments Before TBA Sale Commitments and Options Written (Cost — $696,287,109*) — 116.1%			703,327,635

TBA Sale Commitments (i)		Par (000)

Fannie Mae Mortgage-Backed Securities, 5.50%, 11/01/17	USD	200	(217,344)

Total TBA Sale Commitments (Proceeds — $216,406) — 0.0%			(217,344)

See Notes to Financial Statements.

26	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Options Written		Contracts	Value

Exchange-Traded Call Options Written — 0.0%
10-Year U.S. Treasury Bond Future, Strike Price USD 127.50, Expires 2/18/11		300	$(154,687)

		Notional Amount (000)

Over-the-Counter Put Swaptions — (0.2)%
Receive a fixed rate of 1.65% and pay a floating rate based on 3-month LIBOR, Expires 1/10/11, Broker Royal Bank of Scotland Plc	USD	47,000	(558,548)
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc		26,000	(334,672)

			(893,220)

Total Options Written (Premiums Received — $429,227) — (0.2)%			(1,047,907)

Total Investments, Net of Outstanding TBA Sale Commitments and Options Written — 115.9%			702,062,384

Liabilities in Excess of Other Assets — (15.9)%			(96,099,073)

Net Assets — 100.0%			$605,963,311

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$696,287,109

Gross unrealized appreciation	$14,174,313
Gross unrealized depreciation	(7,133,787)

Net unrealized appreciation	$7,040,526

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par (000)/ Shares Held at May 31, 2009	Par (000)/ Shares Purchased	Par (000)/ Shares Sold	Par (000)/ Shares Held at November 30, 2010	Value at November 30, 2010	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 15.05%, 12/25/35	$50	—	—	$50	$50,334	—	$2,828
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	—	$3,722
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.30%, 10/12/33	$1,304	—	$(1,304)	—	—	$(25,807)	$2,097
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34	$1,565	—	$(729)	$836	$840,773	$(16,689)	$39,427

(g)	Amount is less than $1,000.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets	$618,595	$4,679

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation

Credit Suisse Securities (USA), LLC	$(217,344)	$(938)
Goldman Sachs & Co.	$1,421,657	$(18,812)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	4,000,000	USD	6,429,792	Citibank NA	1/19/11	$(210,113)
GBP	4,140,000	USD	6,667,665	Royal Bank	1/19/11	(230,297)
				of Scotland
USD	38,854,709	GBP	24,461,000	Citibank NA	1/19/11	819,816
USD	2,288,213	GBP	1,452,000	Royal Bank	1/19/11	30,469
				of Scotland
EUR	180,000	USD	238,061	Citibank NA	1/28/11	(4,464)
USD	18,023,069	EUR	13,163,500	Deutsche	1/28/11	939,965
				Bank AG
USD	3,380,544	EUR	2,473,000	UBS AG	1/28/11	171,176

Total						$1,516,552

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	27

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Reverse repurchase agreements outstanding as of November 30, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA), LLC	0.40%	9/07/10	Open	$5,947,921	$5,942,012
UBS Securities LLC	0.35%	9/14/10	Open	5,187,931	5,184,000
Barclay’s Capital, Inc.	0.40%	9/27/10	Open	3,465,251	3,462,750
Barclay’s Capital, Inc.	0.40%	9/27/10	Open	3,225,328	3,223,000
Credit Suisse Securities (USA), LLC	0.31%	10/19/10	Open	4,641,718	4,640,000
Barclay’s Capital, Inc.	0.28%	10/19/10	Open	6,303,615	6,301,508
Credit Suisse Securities (USA), LLC	0.30%	10/20/10	Open	4,456,697	4,455,137
RBS Securities Inc.	0.35%	10/26/10	Open	8,106,836	8,104,000
Barclay’s Capital, Inc.	0.29%	11/03/10	Open	2,473,864	2,473,306
Barclay’s Capital, Inc.	0.39%	11/03/10	Open	2,714,823	2,714,000
Bank of America	0.23%	11/03/10	Open	7,825,325	7,823,925
Credit Suisse Securities (USA), LLC	0.25%	11/10/10	12/13/10	19,384,827	19,382,000
Bank of America	0.40%	11/16/10	Open	8,077,584	8,076,238
Bank of America	0.37%	11/16/10	Open	4,136,700	4,136,063
Credit Suisse Securities (USA), LLC	0.40%	11/18/10	Open	1,826,143	1,825,880
Bank of America	0.16%	11/23/10	12/01/10	1,990,062	1,990,000
Deutsche Bank
Securities, Inc.	0.22%	11/29/10	12/01/10	2,574,016	2,574,000

Total				$92,338,641	$92,307,819

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

884	2-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$193,772,268	$155,232
251	10-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$31,108,789	42,664
252	Euro-Dollar Future	Chicago Mercantile	December 2012	$62,197,297	(19,447)

Total					$178,449

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

12	Euro-Dollar Future	Chicago Mercantile	December 2010	$2,973,263	$(15,412)
535	5-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$63,958,551	(162,035)
12	Euro-Dollar Future	Chicago Mercantile	March 2011	$2,969,663	(13,087)
8	Euro-Dollar Future	Chicago Mercantile	June 2011	$1,975,276	(11,824)
8	Euro-Dollar Future	Chicago Mercantile	September 2011	$1,971,076	(14,824)
8	Euro-Dollar Future	Chicago Mercantile	December 2011	$1,966,476	(17,824)
8	Euro-Dollar Future	Chicago Mercantile	March 2012	$1,962,276	(20,024)
5	Euro-Dollar Future	Chicago Mercantile	June 2012	$1,223,297	(14,203)
5	Euro-Dollar Future	Chicago Mercantile	September 2012	$1,220,485	(15,328)
5	Euro-Dollar Future	Chicago Mercantile	March 2013	$1,214,922	(16,578)

Total					$(301,139)

•	Credit default swaps on single-name issuers — buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

The Hershey Co.	1.00%	Credit Suisse International	December 2014	$2,900	$(47,969)

•	Interest rate swaps outstanding as of November 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.63%(a)	3-month LIBOR	Deutsche Bank AG	November 2012	$33,400	$77,433
0.78%(a)	3-month LIBOR	Deutsche Bank AG	December 2012	$29,900	(20,157)
2.07%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2015	$7,300	(155,378)
2.70%(a)	3-month LIBOR	Deutsche Bank AG	October 2020	$12,100	260,716

Total					$162,614

(a)	Pays fixed interest rate and receives floating rate.

See Notes to Financial Statements.

28	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Schedule of Investments (concluded)	Short-Term Bond Master Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$115,376,061	$2,214,154	$117,590,215
Corporate Bonds	—	321,625,464	1,730,000	323,355,464
Foreign Agency Obligations	—	7,250,866	—	7,250,866
Non-Agency Mortgage-Backed Securities	—	137,173,260	15,720,384	152,893,644
Taxable Municipal Bonds	—	13,747,115	—	13,747,115
U.S. Government Sponsored Agency Securities	—	54,600,040	—	54,600,040
U.S. Treasury Obligations	—	31,541,534	—	31,541,534
Short-Term Securities	—	2,011,257	—	2,011,257
Liabilities:
TBA Sale Commitments	—	(217,344)	—	(217,344)

Total	—	$683,108,253	$19,664,538	$702,772,791

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$1,961,426	—	$1,961,426
Interest rate contracts	$535,396	338,149	—	873,545
Liabilities:
Credit contracts	—	(47,969)	—	(47,969)
Foreign currency exchange contracts	—	(444,874)	—	(444,874)
Interest rate contracts	(475,273)	(1,068,755)	—	(1,544,028)

Total	$60,123	$737,977	—	$798,100

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total

Balance, as of May 31, 2010	$21,905,289	—	$8,891,612	$30,796,901
Accrued discounts/premiums	10,775	—	3,374	14,149
Net realized gain	9,084	—	36,651	45,735
Net change in unrealized appreciation/depreciation[2]	208,932	—	52,898	261,830
Purchases	—	$1,730,000	370	1,730,370
Sales	(887,362)	—	(424,000)	(1,311,362)
Transfers in3	—	—	7,159,479	7,159,479
Transfers out[3]	(19,032,564)	—	—	(19,032,564)

Balance, as of November 30, 2010	$2,214,154	$1,730,000	$15,720,384	$19,664,538

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $132,646.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	29

Statement of Assets and Liabilities	Short-Term Bond Master Portfolio

November 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $695,382,322)	$702,436,528
Investments at value — affiliated (cost — $904,787)	891,107
Unrealized appreciation on foreign currency exchange contracts	1,961,426
Unrealized appreciation on swaps	338,149
Cash pledged as collateral for financial futures contracts	2,926,000
Foreign currency at value (cost — $943)	950
Investments sold receivable	8,327,817
Interest receivable — unaffiliated	5,690,003
Contributions receivable from investor	339,532
Margin variation receivable	225,697
TBA sale commitments receivable	216,406
Principal paydown receivable	8,374
Swaps receivable	7,916
Interest receivable — affiliated	208
Prepaid expenses	13,264
Other assets	122,020

Total assets	723,505,397

Liabilities

Reverse repurchase agreements	92,307,819
Treasury rolls payable	14,880,849
Options written at value (premiums received — $429,227)	1,047,907
TBA sale commitments at value (proceeds — $216,406)	217,344
Unrealized depreciation on foreign currency exchange contracts	444,874
Unrealized depreciation on swaps	223,504
Investments purchased payable	8,069,632
Investment advisory fees payable	104,635
Swaps payable	101,470
Interest expense payable	30,822
Swap premiums received	13,116
Other affiliates payable	6,235
Directors’ fees payable	310
Other accrued expenses payable	93,569

Total liabilities	117,542,086

Net Assets	$605,963,311

Net Assets Consist of

Investor’s capital	$598,037,186
Net unrealized appreciation/depreciation	7,926,125

Net Assets	$605,963,311

See Notes to Financial Statements.

30	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Statement of Operations	Short-Term Bond Master Portfolio

Six Months Ended November 30, 2010 (Unaudited)

Investment Income

Interest	$12,800,999
Income — affiliated	48,074

Total income	12,849,073

Expenses

Investment advisory	671,250
Accounting services	82,943
Professional	30,301
Custodian	28,819
Directors	17,586
Printing	2,723
Miscellaneous	42,210

Total expenses excluding interest expense	875,832
Interest expense	496,450

Total expenses	1,372,282
Less fees waived by advisor	(1,032)

Total expenses after fees waived	1,371,250

Net investment income	11,477,823

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	4,980,399
Investments — affiliated	(42,496)
Financial futures contracts	(273,232)
Swaps	(669,265)
Options written	753,569
Foreign currency transactions	(2,055,575)

2,693,400

Net change in unrealized appreciation/depreciation on:
Investments	4,067,596
Financial futures contracts	(492,570)
TALF loans	(55,159)
Swaps	534,584
Options written	(743,230)
Foreign currency transactions	762,105

4,073,326

Total realized and unrealized gain	6,766,726

Net Increase in Net Assets Resulting from Operations	$18,244,549

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	31

Statements of Changes in Net Assets	Short-Term Bond Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$11,477,823	$23,659,287
Net realized gain (loss)	2,693,400	(4,712,717)
Net change in unrealized appreciation/depreciation	4,073,326	44,225,312

Net increase in net assets resulting from operations	18,244,549	63,171,882

Capital Transactions

Proceeds from contributions	127,815,758	213,180,578
Value of withdrawals	(184,427,670)	(165,785,941)

Net increase (decrease) in net assets derived from capital transactions	(56,611,912)	47,394,637

Net Assets

Total increase (decrease) in net assets	(38,367,363)	110,566,519
Beginning of period	644,330,674	533,764,155

End of period	$605,963,311	$644,330,674

See Notes to Financial Statements.

32	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Statement of Cash Flows	Short-Term Bond Master Portfolio

Six Months Ended November 30, 2010 (Unaudited)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$18,244,549
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	41,502
Decrease in swap receivable	148,070
Increase in other assets	(122,020)
Increase in margin variation receivable	(209,676)
Increase in income receivable — affiliated	(208)
Decrease in investment advisory payable	(8,675)
Decrease in interest expense payable	(58,980)
Increase in other affiliates payable	3,853
Increase in accrued expenses payable	7,428
Decrease in swaps payable	(150,935)
Decrease in cash pledged for reverse repurchase agreements	100,000
Increase in cash pledged for financial futures contracts	(2,330,000)
Decrease in Directors’ fees payable	(232)
Net periodic and termination payments of swaps	(548,265)
Net realized and unrealized gain	(9,626,216)
Amortization of premium and accretion of discount on investments	1,745,932
Premiums received from options written	1,122,021
Proceeds from sales and paydowns of long-term investments	651,943,667
Purchases of long-term investments	(596,517,952)
Net sales of short-term securities	36,785,932
Premiums paid on closing options written	(173,159)

Cash provided by operating activities	100,396,636

Cash Used for Financing Activities

Cash receipts from contributions from investor	128,940,770
Cash payments from withdrawals to investor	(184,427,670)
Cash receipts from borrowings	316,336,550
Cash payments from borrowings	(361,247,034)

Cash used for financing activities	(100,397,384)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	82

Cash

Net decrease in cash	(666)
Cash and foreign currency at beginning of period	1,616

Cash and foreign currency at end of period	$950

Cash Flow Information

Cash paid during the period for interest	$555,430

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	33

Financial Highlights	Short-Term Bond Master Portfolio

	Six Months Ended November 30, 2010 (Unaudited)			Period July 1, 2007 to May 31, 2008

		Year Ended May 31,			Year Ended June 30,

		2010	2009		2007	2006	2005

Total Investment Return

Total investment return	2.86%[1]	11.64%	(2.34)%	2.76%[1]	5.03%	2.50%	2.80%

Ratios to Average Net Assets

Total expenses	0.43%[2]	0.48%	0.31%	0.28%[2]	0.28%	0.28%	0.28%

Total expenses excluding interest expense	0.27%[2]	0.31%	0.29%	0.28%[2]	0.28%	0.28%	0.28%

Net investment income	3.59%[2]	3.99%	4.57%	4.83%[2]	4.60%	4.00%	3.34%

Supplemental Data

Net assets, end of period (000)	$605,963	$644,331	$533,764	$684,718	$676,701	$678,830	$726,534

Portfolio turnover	70%[3]	130%[4]	143%[5]	230%[6]	108%	80%	75%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 69%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 126%.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 89%.

[6]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

34	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (Unaudited)	Short-Term Bond Master Portfolio

1. Organization and Significant Accounting Policies:

Short-Term Bond Master Portfolio (the “Portfolio”) is a series of Short-Term Bond Master LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: The Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Portfolio’s books and records are maintained in US dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Portfolio reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgaged-Backed Securities: The Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments,

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	35

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is a bankruptcy remote entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Portfolio may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage assets. The Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Borrowed Bond Agreements: The Portfolio may enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows securities from a third party at an agreed upon rate, with the commitment that the securities will be returned to the lender on an agreed upon date. Borrowed bond agreements are primarily entered into to enable the Portfolio to settle short bond positions. To support the borrowing, the Portfolio’s third party broker or prime broker takes possession of collateral of securities or cash that will be released upon termination of the borrowing. The value of the underlying collateral securities or cash approximates the market value of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral in the possession of the Portfolio’s prime broker or third party broker is marked to market on a daily basis to ensure the adequacy of the collateral. In the event of default by the counterparty and the value of noncash collateral increases, the Portfolio’s amount of loss is the

36	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

unrealized gain of the collateral. Full realization of the collateral by the Portfolio may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Portfolio may also experience delays in gaining access to the collateral.

Forward Commitments and When-Issued Delayed Delivery Securities: The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedule of Investments, if any.

TBA Commitments: The Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Portfolio may enter into treasury roll transactions. A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing and the difference between the sale and repurchase price represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Portfolio. For accounting purposes, treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the Treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Portfolio.

Reverse Repurchase Agreements: The Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Portfolio’s obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions) the Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third

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Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Portfolio do not give rise to counterparty credit risk, as options written obligate the Portfolio to perform and not the counter-party. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Portfolio and each of its respective counterparties. The ISDA Master Agreement allows the Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Portfolio purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the

38	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Portfolio writes a call option, such option is “covered,” meaning that the Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Portfolio purchasing or selling a security at a price different from the current market value.

Swaps: The Portfolio enters into swap agreements, in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	39

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

•

Interest rate swaps — The Portfolio enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of November 30, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/ depreciation*; Unrealized appreciation on swaps; Investments at value — unaffiliated**	$873,545	Net unrealized appreciation/ depreciation*; Unrealized depreciation on swaps; Options written at value	$1,544,028

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,961,426	Unrealized depreciation on foreign currency exchange contracts	444,874

Credit contracts	Unrealized appreciation on swaps	—	Unrealized depreciation on swaps	47,969

Total		$2,834,971		$2,036,871

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended November 30, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Interest rate contracts	$(273,232)	$(603,373)	$601,859	—
Foreign currency exchange contracts	—	—	—	$(3,115,870)
Credit contracts	—	(65,892)	86,046	—

Total	$(273,232)	$(669,265)	$687,905	$(3,115,870)

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Interest rate contracts	$(492,570)	$553,186	$(690,789)	—
Foreign currency exchange contracts	—	—	—	$748,097
Credit contracts	—	(18,602)	(17,128)	—

Total	$(492,570)	$534,584	$(707,917)	$748,097

*** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

40	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

For the six months ended November 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	1,351
Average number of contracts sold	347
Average notional value of contracts purchased	$284,980,080
Average notional value of contracts sold	$75,869,607
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	5
Average number of contracts — US dollars sold	4
Average US dollar amounts purchased	$58,678,284
Average US dollar amounts sold	$12,945,417
Options:
Average number of contracts purchased	150
Average number of contracts written	236
Average notional amount (000) of contracts written	$36,500
Average notional value of contracts purchased	$150,000
Average notional value of contracts written	$36,863,750
Credit default swaps:
Average number of contracts — buy protection	2
Average notional value — buy protection	$4,150,000
Interest rate swaps:
Average number of contracts — pays fixed rate	4
Average number of contracts — receives fixed rate	1
Average notional value — pays fixed rate	$103,250,000
Average notional value — receives fixed rate	$22,500,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Portfolio entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee at an annual rate of 0.21% of the Portfolio’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended November 30, 2010, the Portfolio reimbursed the Manager $8,619 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended November 30, 2010, were $284,753,819 and $352,500,416, respectively.

Purchases and sales of US government securities for the Portfolio for the six months ended November 30, 2010, were $235,101,948 and $263,899,045, respectively.

For the six months ended November 30, 2010, purchases and sales of mortgage dollar rolls were $9,186,789 and $9,210,844, respectively.

Transactions in options written for the six months ended November 30, 2010, were as follows:

	Calls			Puts

	Contracts	Notional Amount (000)	Premiums Received	Contracts	Notional Amount (000)	Premiums Received

Outstanding options, beginning of period	—	$19,310	$33,792	171	$19,310	$200,141
Options written	1,150	—	466,656	—	923,000	655,365
Options closed	(850)	(5,793)	(313,481)	—	(862,503)	(436,337)
Options expired	—	(13,517)	(23,654)	(171)	(6,807)	(153,255)

Outstanding options, end of period	300	—	$163,313	—	$73,000	$265,914

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	41

Notes to Financial Statements (continued)	Short-Term Bond Master Portfolio

5. Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2010. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2010.

During the six months ended November 30, 2010, the Portfolio borrowed under the Term Asset-Backed Securities Loan Facility (“TALF”). The TALF program was launched by the US Department of Treasury and the Federal Reserve Board as a credit facility designed to restore liquidity to the market for asset-backed securities. The Federal Reserve Bank of New York (“FRBNY”) provided up to $1 trillion in non-recourse loans to support the issuance of certain AAA-rated asset-backed securities and commercial mortgage-backed securities (“Eligible Securities”). The Portfolio posted as collateral already-held Eligible Securities, which were all commercial mortgage-backed securities, in return for non-recourse, 5-year term loans (“TALF loans”) in an amount equal to approximately 85% of the value of such Eligible Securities.

The non-recourse provision of the TALF loans allowed the Portfolio to satisfy loan obligations with Eligible Securities, subject to certain conditions, even if the value of the Eligible Securities falls below the outstanding amount of the loan. The Portfolio can repay TALF loans prior to the maturity dates with no penalty. Principal and interest due on the loans will typically be paid with principal paydowns and interest received from the Eligible Securities. Credit agreements underlying each loan contain provisions to address instances in which interest payments on Eligible Securities fall short of amounts due to the FRBNY. The Portfolio paid to the FRBNY a one time administration fee of 0.20% of the amount borrowed, which was expensed as incurred by the Portfolio. The Portfolio also paid a financing fee equal to the 5-year LIBOR swap rate plus 1.00% on the outstanding loan amount payable monthly, which is included in interest expense in the Statement of Operations.

Since the Portfolio had the ability to potentially satisfy TALF loan obligations by surrendering Eligible Securities, potential losses by the Portfolio associated with the TALF loans were limited to the difference between the amount of Eligible Securities posted at the time of loan initiation and the loan proceeds received by the Portfolio.

The Portfolio elected to account for the outstanding TALF loans at fair value. The Portfolio elected to fair value its TALF loans to more closely align changes in the value of the TALF loans with changes in the value of the Eligible Securities and to reduce the potential volatility in the Statement of Operations which could result if only the Eligible Securities were fair valued. The TALF loans were valued utilizing quotations received from a Board approved pricing service. TALF-eligible Asset-Backed Securities/Collateralized Mortgage-Backed Securities (“ABS/CMBS”) value may be affected by historic defaults and prepayments on the asset pool, expected future defaults and prepayments, current interest rate levels, current and forward modeled ABS/CMBS spread levels. Accordingly, TALF loan valuation methodologies may include, but are not limited to, the following inputs: (i) ABS/CMBS prepayment assumptions, (ii) discount rates and (iii) the non-recourse put option valuation. The resulting TALF loan valuation combines the present value of the future loan cash flows, plus the value of the non-recourse option. The change in unrealized gain or loss associated with fair valuing the TALF loans is reflected in the Statement of Operations.

During the six months ended November 30, 2010, the Portfolio repaid its outstanding TALF loans and the Eligible Securities posted as collateral were returned to the Portfolio.

For the six months ended November 30, 2010, the Portfolio’s daily average amount of outstanding transactions considered as borrowings from reverse repurchase agreements, treasury rolls transactions and TALF loans was approximately $131,505,000 and the daily weighted average interest rate was 0.75%.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolio manages counterparty credit risk by entering

42	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Notes to Financial Statements (concluded)	Short-Term Bond Master Portfolio

into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

The Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	43

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John M. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Bond Fund and the Master LLC.

Effective November 10, 2010, Ira Shapiro became Secretary of the Bond Fund and the Master LLC.

44	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	45

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government
Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income
Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SHORT-TERM BOND FUND	NOVEMBER 30, 2010	47

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#BR-3070-11/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: February 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: February 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: February 2, 2011